Background Information	9 Months Ended
Sep. 30, 2025
Background Information [Abstract]
Background information

1 Background information

1.1 Reporting entity

JBS N.V. (“JBS N.V.” or “Company”) is a corporation incorporated under the laws of the Netherlands and is domiciled in Amsterdam. The Company is the holding entity of the JBS Group.

JBS N.V. and its subsidiaries ("Group") primarily operates in the processing of animal proteins, encompassing activities related to beef, pork, lamb, and poultry, as well as the production and marketing of prepared foods and other related products. Additionally, the Group carries out operations in the leather, collagen, hygiene and cleaning products, metal packaging, biodiesel, and other complementary businesses, integrated within its value chain, with a global presence in several countries, including Brazil, the United States, Canada, Mexico, Australia, the United Kingdom, Argentina, and Uruguay. The portfolio includes internationally recognized brands such as Seara, Doriana, Pilgrim’s, Moy Park, Primo, Friboi, Maturatta, Swift, Ozo, and Adaptable Meals, among others.

JBS N.V. is registered as a FPI - Foreign Private Issuer with the United States Securities and Exchange Commission (SEC) and as a foreign issuer with the Brazilian Securities and Exchange Commission (CVM), in compliance with the applicable regulatory requirements in the Netherlands, Brazil, and the United States. The Class A ordinary shares of JBS N.V. are listed on the New York Stock Exchange (NYSE) under the ticker symbol “JBS,” and its Level II Brazilian Depositary Receipts (BDRs) are traded on B3 - Brasil, Bolsa, Balcão, under the code “JBSS32.”

The unaudited condensed consolidated interim financial statements reflect the operations of the Group.

The approval of these unaudited condensed consolidated interim financial information occurred at the Board of Directors’ meeting on November 13, 2025.

Corporate restructuring

As part of its corporate restructuring, JBS N.V. became the indirect controlling shareholder of JBS S.A. through the completion of a two-phase contribution process by its ultimate controlling shareholder, J&F. In the first phase, completed on December 27, 2023, J&F and its wholly owned investment fund, FIP Formosa, transferred a non-controlling portion of their JBS S.A. common shares to JBS Participações Societárias S.A., which were subsequently contributed to J&F Investments Luxembourg S.à r.l. and then to JBS N.V.

The second phase was completed on May 23, 2025, with J&F transferring its remaining JBS S.A. common shares through the same corporate structure. As a result, JBS N.V., via JBS Participações Societárias S.A., now holds all shares previously owned directly by J&F, consolidating its position as the indirect controlling shareholder of JBS S.A. The transaction was accounted for as a common control transaction, whereby JBS N.V. recognized the assets, liabilities, and results of JBS S.A. at their historical book values. The restructuring preserved shareholder economic interests by applying a consistent exchange ratio to both controlling and non-controlling shareholders, subject only to immaterial adjustments related to fractions of BDRs and share-based payments.

On June 6, 2025, the migration of the shareholder base of JBS S.A. to JBS N.V was completed. As part of this transaction, JBS S.A. shareholders exchanged their shares for Level II Brazilian Depositary Receipts (BDRs), backed by Class A common shares issued by JBS N.V. These BDRs were delivered to the shareholders of JBS S.A., effectively establishing JBS N.V. as the new holding company of the JBS Group.

On June 9, 2025, JBS S.A.’s shares ceased trading on B3 – Brasil, Bolsa, Balcão and were officially replaced by the BDRs of JBS N.V., which began trading under the ticker symbol “JBSS32.” In addition, JBS N.V.’s Class A common shares commenced trading on the New York Stock Exchange (NYSE) on June 12, 2025, under the ticker symbol “JBS”.

The Group accounted for the Reorganization as a common control transaction, and the pre-reorganization carrying amounts of JBS S.A. were included in the consolidated financial statements of JBS N.V. at book value. Accordingly, these consolidated financial statements reflect the following:

(i) The historical operating results and financial position of JBS S.A. prior to the restructuring;

(ii) The consolidated financial performance and position of JBS N.V. subsequent to the completion of the restructuring;

(iii) The assets and liabilities of JBS N.V. and its subsidiaries stated at historical cost;

(iv) The number of ordinary shares issued by JBS N.V. as a result of the restructuring, which is reflected retrospectively from January 1, 2024, for the purpose of calculating earnings per share;

(v) The shares of JBS S.A. were contributed to JBS N.V. at their carrying amount in three tranches: December 27, 2023, May 23, 2025, and June 9, 2025;

(vi) The remaining retained earnings of JBS S.A., no longer applicable to JBS N.V., were reclassified to the opening balance of capital reserves (see note 20).

1.2 Main events that occurred during the period:

1.2.1 Senior Notes (Bonds): On July 3, 2025, the indirect subsidiaries of JBS S.A., JBS USA Holding Lux S.à r.l., JBS USA Food Company, and JBS USA Foods Group Holdings, Inc., completed the issuance of senior notes totaling US$3.5 billion, divided into three series: US$1.25 billion maturing in 2036 with an annual coupon of 5.50%; US$1.25 billion maturing in 2056 with an annual coupon of 6.25%; and US$1 billion maturing in 2066 with an annual coupon of 6.375%. Interest payments will be made semiannually, starting between January and April 2026, depending on each series. The net proceeds from the issuance were primarily used to repurchase and redeem notes maturing in 2027, 2028 and 2030, as well as to settle short-term debt, with any remaining balance allocated for general corporate purposes.

1.2.2 Investment in Granjeros Campo 9 S.A. (Granjeros Campo): On July 7, 2025, the indirect subsidiary Seara Alimentos Ltda. entered into an investment agreement for the acquisition of 90% of Granjeros Campo’s capital, represented by the amount of US$ 6.3 million. Granjeros Campo 9 S.A (Granjeros Campos) is a company in the meatpacking sector that focuses on poultry production and slaughter in Paraguay.

1.2.3 Acquisition of Production Facility: On August 13, 2025, the Company, through its indirect subsidiary JBS USA, entered into an agreement to acquire a production facility in Ankeny, Iowa (USA) for US$100 million, with the purpose of expanding it to become the largest ready-to-eat bacon and sausage plant in the Company’s portfolio in the United States. The completion of the transaction is subject to the satisfaction of customary closing conditions, and operations at the plant are expected to begin in mid-2026, following the investments and expansion works.

1.2.4 Approval of New Repurchase Plan: On August 13, 2025, the Board of Directors approved a new share repurchase plan authorizing the acquisition of Class A common shares and Brazilian Depositary Receipts (BDRs) for an aggregate amount of up to US$400 million. Subsequently, on October 14, 2025, the Board approved an increase in the maximum limit of funds available under the plan to US$600 million. The program was completed on November 10, 2025, with the Company repurchasing a total of 41,008,292 shares, totaling US$600 million.

1.2.5 Agribusiness Receivables Certificates (CRA): On September 29, 2025, the indirect subsidiary Seara Alimentos Ltda. filed with the Brazilian Securities and Exchange Commission (CVM) a registration request for a new offering of four series of Agribusiness Receivables Certificates (CRAs), guaranteed by JBS S.A. and JBS N.V., maturing in 2035, 2035, 2045 and 2065, with an aggregate principal amount of US$569 million. The bookbuilding process was concluded on October 31, 2025 and the settlement on November 5, 2025. The net proceeds from the issuance will be primarily used for the purchase of raw materials, notably unprocessed corn, in the ordinary course of the company’s operations.

1.2.6 Dividends distribution: During the three-month period ended September 30, 2025, the Company received dividends from its indirect subsidiary JBS S.A., totaling US$ 420.5 million. The payments were made on August 14, 2025, August 20, 2025, August 27, 2025, and September 3, 2025, in the amounts of US$60.5 million, US$150.0 million, US$120.0 million, and US$90.0 million, respectively. These amounts correspond to the distribution of interim and special dividends approved on the respective dates.

1.3 Seasonality

Demand for chicken is relatively stable throughout the year in the United States, Europe and Brazil, but there are seasonal variations in the sales volume of some specific products at certain times of the year, such as: Christmas, New Year and Easter. Demand in the United States beef industry is highest in the second and third quarters, due to favorable weather conditions for outdoor activities. In Australia, the beef industry faces a drop in slaughter in the fourth quarter, as the rainy season affects cattle’s availability and transport. In Brazil, beef sales do not fluctuate significantly during the year. The pork industry in The United States and Australia have peaks in demand in the first and fourth quarters, due to the supply of pork and the holidays, which stimulate the consumption of certain pork products, with no significant fluctuation in pork numbers in other locations.

1.4 Subsequent events:

1.4.1 Investment in Pico Paco Ltda.: On October 14, 2025, the indirect subsidiary Seara Alimentos Ltda. entered into agreement for the acquisition of 100% of Pico Paco Ltda.’s capital, represented by the amount of US$1.3 million. Pico Paco Ltda. is a company in the meatpacking sector that focuses on poultry slaughter in Minas Gerais.

1.4.2 Dividends distribution: In October 2025, the Company received dividends from its indirect subsidiary JBS S.A. totaling US$200.0 million. The payments were made on October 15, 2025, October 21, 2025 and October 31, 2025, in the amounts of US$75.0 million, US$75.0 million and US$50.0 million, respectively. These amounts correspond to the distribution of interim dividends approved on the respective dates.